UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


      Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Marathon Asset Management, L.P.
Address:  One Bryant Park, 38th Floor
          New York, New York 10036


13F File Number: 028-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Christine Chartouni
Title:  Chief Compliance Officer
Phone:  212-500-3000


Signature, Place and Date of Signing:


/s/ Christine Chartouni        New York, New York           February 12, 2013
----------------------       -----------------------        -------------------
    [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $3,356,025
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.   Form 13F File Number    Name

1.    028-11614               Marathon Special Opportunity Master Fund, Ltd.



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

                                                  FORM 13F INFORMATION TABLE
                                                Marathon Asset Management, L.P.
                                                       December 31, 2012




COLUMN 1                      COLUMN  2         COLUMN 3        COLUMN 4    COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                             VALUE    SHRS OR SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP           /1000    PRN AMT PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED NONE
--------------               ---------         ------          ------   -----------------  ----------- ---------  ----- ------------
AMERICAN CAP LTD              COM               02503Y103       4,438    369,203  SH        SHARED      1          369,203
AMERICAN CAP LTD              COM               02503Y103       7,955    661,788  SH        SOLE        NONE       661,788
AMERICAN INTL GROUP INC       COM NEW           026874784       7,235    204,970  SH        SHARED      1          204,970
AMERICAN INTL GROUP INC       COM NEW           026874784      30,672    868,885  SH        SOLE        NONE       868,885
BARRETT BILL CORP             COM               06846N104       3,815    214,429  SH        SHARED      1          214,429
BARRETT BILL CORP             COM               06846N104      15,528    872,872  SH        SOLE        NONE       872,872
CHIMERA INVT CORP             COM               16934Q109       3,205  1,228,000  SH        SOLE        NONE     1,228,000
CIT GROUP INC                 COM NEW           125581801       9,530    246,624  SH        SHARED      1          246,624
CIT GROUP INC                 COM NEW           125581801      37,532    971,323  SH        SOLE        NONE       971,323
CONSOL ENERGY INC             COM               20854P109       2,294     71,470  SH        SHARED      1           71,470
CONSOL ENERGY INC             COM               20854P109      16,966    528,530  SH        SOLE        NONE       528,530
CONSOL ENERGY INC             COM               20854P109      16,214    505,100      CALL  SHARED      1          505,100
CONSOL ENERGY INC             COM               20854P109      38,356  1,194,900      CALL  SOLE        NONE     1,194,900
DYNEGY INC NEW DEL            *W EXP 99/99/999  26817R116         228    180,330  SH        SHARED      1          180,330
DYNEGY INC NEW DEL            *W EXP 99/99/999  26817R116         979    775,482  SH        SOLE        NONE       775,482
FREEPORT-MCMORAN COPPER & GO  COM               35671D857       3,703    108,265  SH        SHARED      1          108,265
FREEPORT-MCMORAN COPPER & GO  COM               35671D857      19,862    580,764  SH        SOLE        NONE       580,764
MEMC ELECTR MATLS INC         COM               552715104       1,065    331,807  SH        SHARED      1          331,807
MEMC ELECTR MATLS INC         COM               552715104       3,156    983,193  SH        SOLE        NONE       983,193
MGM RESORTS INTERNATIONAL     COM               552953101       2,869    246,470  SH        SHARED      1          246,470
MGM RESORTS INTERNATIONAL     COM               552953101      11,988  1,029,918  SH        SOLE        NONE     1,029,918
NATIONSTAR MTG HLDGS INC      COM               63861C109         186      6,000  SH        SOLE        NONE         6,000
NATIONSTAR MTG HLDGS INC      COM               63861C109      71,669  2,313,400      CALL  SOLE        NONE     2,313,400
NEWCASTLE INVT CORP           COM               65105M108       2,179    251,000  SH        SOLE        NONE       251,000
PEABODY ENERGY CORP           COM               704549104       8,591    322,839  SH        SHARED      1          322,839
PEABODY ENERGY CORP           COM               704549104      35,372  1,329,258  SH        SOLE        NONE     1,329,258
RITE AID CORP                 COM               767754104       4,342  3,192,694  SH        SHARED      1        3,192,694
RITE AID CORP                 COM               767754104      18,402 13,530,702  SH        SOLE        NONE    13,530,702
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605           5        300  SH        SOLE        NONE           300
SOUTHWESTERN ENERGY CO        COM               845467109       7,350    219,992  SH        SHARED      1          219,992
SOUTHWESTERN ENERGY CO        COM               845467109      24,421    730,934  SH        SOLE        NONE       730,934
SPDR S&P 500 ETF TR           TR UNIT           78462F103     548,108  3,848,800      CALL  SHARED      1        3,848,800
SPDR S&P 500 ETF TR           TR UNIT           78462F103   1,887,103 13,251,200      CALL  SOLE        NONE    13,251,200
SPDR S&P 500 ETF TR           TR UNIT           78462F103      43,079    302,500      PUT   SHARED      1          302,500
SPDR S&P 500 ETF TR           TR UNIT           78462F103     142,652  1,001,700      PUT   SOLE        NONE     1,001,700
ULTRA PETROLEUM CORP          COM               903914109       9,833    542,362  SH        SHARED      1          542,362
ULTRA PETROLEUM CORP          COM               903914109      36,058  1,988,841  SH        SOLE        NONE     1,988,841
ULTRA PETROLEUM CORP          COM               903914109       2,698    148,800      CALL  SHARED      1          148,800
ULTRA PETROLEUM CORP          COM               903914109       6,367    351,200      CALL  SOLE        NONE       351,200
UNITED CONTL HLDGS INC        COM               910047109       6,780    289,996  SH        SHARED      1          289,996
UNITED CONTL HLDGS INC        COM               910047109      27,994  1,197,351  SH        SOLE        NONE     1,197,351
UNITED CONTL HLDGS INC        COM               910047109       7,584    324,400      CALL  SHARED      1          324,400
UNITED CONTL HLDGS INC        COM               910047109      16,967    725,700      CALL  SOLE        NONE       725,700
VALIDUS HOLDINGS LTD          COM SHS           G9319H102         230      6,661  SH        SHARED      1            6,661
WALTER ENERGY INC             COM               93317Q105       9,842    274,297  SH        SHARED      1          274,297
WALTER ENERGY INC             COM               93317Q105      41,677  1,161,576  SH        SOLE        NONE     1,161,576
WELLS FARGO & CO NEW          COM               949746101     133,302  3,900,000      CALL  SOLE        NONE     3,900,000
WPX ENERGY INC                COM               98212B103       5,590    375,702  SH        SHARED      1          375,702
WPX ENERGY INC                COM               98212B103      20,053  1,347,673  SH        SOLE        NONE     1,347,673



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